Average Annual Total Returns{- Fidelity International Multifactor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-07 - Fidelity International Multifactor ETF	Fidelity International Multifactor ETF Return Before Taxes Past 1 year	Fidelity International Multifactor ETF Return Before Taxes Since Inception		Fidelity International Multifactor ETF After Taxes on Distributions Past 1 year	Fidelity International Multifactor ETF After Taxes on Distributions Since Inception		Fidelity International Multifactor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity International Multifactor ETF After Taxes on Distributions and Sales Since Inception		IXYVF Past 1 year	IXYVF Since Inception		MC040 Past 1 year	MC040 Since Inception
Total	4.88%	8.10%	[1]	4.61%	7.66%	[1]	3.43%	6.37%	[1]	5.20%	8.66%	[1]	7.80%	10.44%	[1]

[1]	(a)From February 26, 2019